CONSOLIDATED FINANCIAL STATEMENTS DETAILS (Details 2) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 RUB	Dec. 31, 2012 RUB	Dec. 31, 2013 Blekko USD ($)	Dec. 31, 2013 Blekko RUB	Dec. 31, 2012 Blekko RUB	Dec. 31, 2013 Yandex.Money USD ($)	Dec. 31, 2013 Yandex.Money RUB	Dec. 31, 2013 Seismotech LLC USD ($)	Dec. 31, 2013 Seismotech LLC RUB	Dec. 31, 2012 Seismotech LLC RUB	Dec. 31, 2013 Other USD ($)	Dec. 31, 2013 Other RUB	Dec. 31, 2012 Other RUB	Dec. 31, 2013 Facebook USD ($)	Dec. 31, 2013 Facebook RUB	Dec. 31, 2012 Facebook RUB	Dec. 31, 2012 Capital protected index-linked note RUB	Dec. 31, 2012 Credit-linked notes RUB	Dec. 31, 2013 Other USD ($)	Dec. 31, 2013 Other RUB	Dec. 31, 2012 Other RUB
Investment in Debt and Equity Securities
Total investments in debt securities	$ 0.1	2.0	4,810.0															2,378.0	2,430.0	$ 0.1	2.0	2.0
Total investments in non-marketable equity securities	38.2	1,250.0	500.0	18.5	605.0	456.0	17.8	583.0	1.1	36.0	35.0	0.8	26.0	9.0
Share of results of equity method investments in the amount of gain (loss) within other income	(0.2)	(6.0)	2.0
Current marketable securities	2.7	87.0	76.0												2.7	87.0	76.0
Non-current marketable securities			39.0												$ 0	0	39.0